Supplemental guarantor information (Narrative) (Detail) - UBS AG $ in Billions	12 Months Ended
Dec. 31, 2021 USD ($)
Entity [Table]
Joint and several liability	$ 5.7
Increase decrease in joint and several liability	$ 4.4